Debt and Allocated Portion of Dean Foods' Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt and Allocated Portion of Dean Foods' Debt

7. Debt and Allocated Portion of Dean Foods’ Debt

Our outstanding debt as of March 31, 2013 and December 31, 2012 consisted of the following:

	March 31, 2013			December 31, 2012
	Amount outstanding	Interest rate		Amount outstanding	Interest rate
	(In thousands, except percentages)
Senior secured credit facilities	$744,050	2.04	%*	$780,550	2.20	%*
Less current portion	(15,000)			(15,000)

Total long-term debt	$729,050			$765,550

*	Represents a weighted average rate, including applicable interest rate margins, for the senior secured revolving credit facility, Term Loan A-1, and Term Loan A-2.

The scheduled maturities of long-term debt at March 31, 2013, were as follows (in thousands):

	Total	Term Loan A -1	Term Loan A-2	Revolving Credit Facility
2013	$11,250	$9,375	$1,875	$—
2014	15,000	12,500	2,500	—
2015	21,250	18,750	2,500	—
2016	21,250	18,750	2,500	—
2017	437,800	187,500	2,500	247,800
Thereafter	237,500	—	237,500	—

Total outstanding debt	$744,050	$246,875	$249,375	$247,800

Allocated Portion of Dean Foods’ Debt (Senior Secured Credit Facility)

On July 2, 2009, we were allocated $440.3 million from the Dean Foods senior secured credit facility to fund our acquisition of Alpro. Prior to completion of our initial public offering, interest expense had been allocated based on the historical interest rates of the Dean Foods senior secured credit facility and totaled $3.0 million in the three months ended March 31, 2012. Debt issuance costs were allocated in the same proportion as debt and recorded as a non-current asset included in our consolidated balance sheets. Upon completion of our initial public offering, the principal balances associated with this allocated portion of the Dean Foods senior secured credit facility were settled as a contribution to our capital from Dean Foods. Our guarantee of Dean Foods’ senior secured credit facility also terminated upon completion of our initial public offering. See Note 14 “Related Party Transactions — Guarantees.”

Senior Secured Credit Facilities

On October 12, 2012, we entered into a credit agreement, among us, the subsidiary guarantors listed therein, Bank of America, N.A., as administrative agent, JPMorgan Chase Bank, N.A., as syndication agent, and the other lenders party thereto. The Credit Agreement governs our senior secured credit facilities, which consist of a five-year revolving credit facility in a principal amount of $850 million, an original five-year $250 million term loan A-1, and an original seven-year $250 million term loan A-2. The revolving credit facility makes available up to $75 million of letters of credit and up to $75 million of swing line loans. On October 31, 2012, we incurred approximately $885 million in indebtedness under these facilities and subsequently used the remaining net proceeds from our initial public offering to repay a portion of the revolving credit facility. We also capitalized $12.4 million of deferred financing fees, which will be amortized over the term of the respective credit or term loan facility. Deferred financing fees are included in identifiable intangible and other assets on our unaudited condensed consolidated balance sheets.

The terms of the senior secured credit facilities include the following:

•	maturity on October 31, 2017 for the term loan A-1 and revolving credit facility and October 31, 2019 for the term loan A-2 facility;

•

required annual amortization repayment in quarterly installments of the following amounts on the original $250 million term loan A-1 facility: $12.5 million in 2013 and 2014, $18.75 million in 2015 and 2016, and $25.0 million in 2017 with the balance at maturity, and, in the case of the original $250 million term loan A-2 facility, $2.5 million in 2013 through 2019 with the balance at maturity;

•	an accordion feature allowing, under certain circumstances, the maximum principal amount of the senior secured credit facilities to be increased by up to $500 million, subject to lender commitments;

•	mandatory prepayments in the event of certain asset sales and receipt of insurance proceeds;

•

customary affirmative and negative covenants for agreements of this type, including delivery of financial and other information, compliance with laws, further assurances, and limitations with respect to indebtedness, liens, fundamental changes, restrictive agreements, dispositions of assets, acquisitions and other investments, sale leaseback transactions, conduct of business, transactions with affiliates, and restricted payments; and

•

financial covenants pertaining to (a) a maximum consolidated net leverage ratio initially set at 4.25 to 1.00 and stepping down to 4.00 to 1.00 beginning March 31, 2014 and then 3.75 to 1.00 beginning March 31, 2015 and thereafter (subject to our right to increase such ratio by 0.50 to 1.00, but not to exceed 4.50 to 1.00, for the next four fiscal quarters following any permitted acquisition for which the purchase consideration equals or exceeds $50 million) and (b) a minimum consolidated interest coverage ratio set at 3.00 to 1.00.

The senior secured credit facilities are secured by security interests and liens on substantially all of our assets and the assets of our domestic subsidiaries. The senior secured credit facilities are guaranteed by our material domestic subsidiaries. Borrowings under our senior secured credit facilities currently bear interest at a rate of LIBOR plus 1.75% per annum or, in the case of the $250 million term loan A-2 facility, LIBOR plus 2.00% per annum. As of March 31, 2013, we were in compliance with all debt covenants.

Receivables-Backed Facility

In 2004, we began participating in Dean Foods’ receivables-backed facility. We sold certain of our accounts receivable to a wholly-owned entity that is intended to be bankruptcy-remote. The entity transferred the receivables to third-party asset-backed commercial paper conduits sponsored by major financial institutions. The securitization was treated as borrowing for accounting purposes. We were the beneficiary and obligor for all borrowings and repayments under our portion of the Dean Foods facility. On September 28, 2011, Dean Foods amended the terms of the agreement to extend the liquidity termination date to September 25, 2013, to include the ability to issue letters of credit of up to $300 million under the facility, and to amend certain other terms.

In the three months ended March 31, 2012, we borrowed $63.3 million and subsequently repaid $61.4 million under the facility. Effective September 1, 2012, we are no longer a participant in the Dean Foods receivables securitization program. Receivables sold by us to the entity on or prior to August 31, 2012 will continue to be collected by Dean Foods; however, any receivables generated by us subsequent to September 1, 2012 will not be sold into the receivables program.

Alpro Revolving Credit Facility

Our Alpro operations have access to a multi-currency revolving credit facility with a borrowing capacity of €1 million (or its currency equivalent). The facility is unsecured and is guaranteed by various Alpro subsidiaries. Use of the proceeds under the facility is for working capital and other general corporate purposes of Alpro. The subsidiary revolving credit facility is available for the issuance of up to €1 million (or its currency equivalent) of letters of credit. On July 10, 2012, we renewed this facility under substantially similar terms. No principal payments are due under the subsidiary revolving credit facility until maturity on July 10, 2013. At March 31, 2013 and December 31, 2012, there were no outstanding borrowings under the facility.

9. Debt and Allocated Portion of Dean Foods’ Debt

	December 31,
	2012			2011
	Amount outstanding	Interest rate		Amount outstanding	Interest rate
	(In thousands, except percentages)
Allocated portion of Dean Foods debt:
Senior secured credit facility	$—			$440,255	3.00%

	—			440,255
The WhiteWave Foods Company debt obligations:
Senior secured credit facilities	780,550	2.20	%*	—
Receivables-backed facility	—			15,916	1.31%

	780,550			15,916

	780,550			456,171
Less current portion	(15,000)			—

Total long-term debt	$765,550			$456,171

*	Represents a weighted average rate, including applicable interest rate margins, for the senior secured revolving credit facility, Term Loan A-1, and Term Loan A-2.

The scheduled maturities of long-term debt at December 31, 2012, were as follows (in thousands):

	Total	Term Loan A-1	Term Loan A-2	Revolving Credit Facility
2013	$15,000	$12,500	$2,500	$—
2014	15,000	12,500	2,500	—
2015	21,250	18,750	2,500	—
2016	21,250	18,750	2,500	—
2017	470,550	187,500	2,500	280,550
Thereafter	237,500	—	237,500	—

Total outstanding debt	$780,550	$250,000	$250,000	$280,550

Allocated Portion of Dean Foods’ Debt (Senior Secured Credit Facility)

On July 2, 2009, we were allocated $440.3 million from the Dean Foods senior secured credit facility to fund our acquisition of Alpro. Prior to completion of our initial public offering, interest expense had been allocated based on the historical interest rates of the Dean Foods senior secured credit facility and totaled $9.9 million, $13.2 million, and $13.0 million in 2012, 2011, and 2010, respectively. Debt issuance costs were allocated in the same proportion as debt and recorded as a non-current asset included in our consolidated balance sheets. Upon completion of our initial public offering, the principal balances associated with this allocated portion of the Dean Foods senior secured credit facility were settled as a contribution to our capital from Dean Foods. Our guarantee of Dean Foods’ senior secured credit facility also terminated upon completion of our initial public offering. See Note 16 “Related Party Transactions — Guarantees.”

Senior Secured Credit Facilities

On October 12, 2012, we entered into a credit agreement, among us, the subsidiary guarantors listed therein, Bank of America, N.A., as administrative agent, JPMorgan Chase Bank, N.A., as syndication agent, and the other lenders party thereto. The Credit Agreement governs our senior secured credit facilities, which consist of a five-year revolving credit facility in a principal amount of $850 million, a five-year $250 million term loan A-1, and a seven-year $250 million term loan A-2. The revolving credit facility makes available up to $75 million of letters of credit and up to $75 million of swing line loans. On October 31, 2012, we incurred approximately $885 million in indebtedness under these facilities and subsequently used the remaining net proceeds from our initial public offering to repay a portion of the revolving credit facility. We have also capitalized $12.4 million of deferred financing fees, which will be amortized over the term of the respective credit or term loan facility. Deferred financing fees are included in identifiable intangible and other assets on our consolidated balance sheet.

The terms of the senior secured credit facilities include the following:

•	maturity on October 31, 2017 for the term loan A-1 and revolving credit facility and October 31, 2019 for the term loan A-2 facility;

•

required amortization repayment in quarterly installments of the following amounts on the $250 million term loan A-1 facility: $12.5 million in 2013 and 2014, $18.75 million in 2015 and 2016, and $25.0 million in 2017 with the balance at maturity, and, in the case of the $250 million term loan A-2 facility, $2.5 million in 2013 through 2019 with the balance at maturity;

•	an accordion feature allowing, under certain circumstances, the maximum principal amount of the senior secured credit facilities to be increased by up to $500 million, subject to lender commitments;

•	mandatory prepayments in the event of certain asset sales and receipt of insurance proceeds;

•

customary affirmative and negative covenants for agreements of this type, including delivery of financial and other information, compliance with laws, further assurances, and limitations with respect to indebtedness, liens, fundamental changes, restrictive agreements, dispositions of assets, acquisitions and other investments, sale leaseback transactions, conduct of business, transactions with affiliates, and restricted payments; and

•

financial covenants pertaining to (a) a maximum consolidated net leverage ratio initially set at 4.25 to 1.00 and stepping down to 4.00 to 1.00 beginning March 31, 2014 and then to 3.75 to 1.00 beginning March 31, 2015 and thereafter (subject to our right to increase such ratio by 0.50 to 1.00, but not to exceed 4.50 to 1.00, for the next four fiscal quarters following any permitted acquisition for which the purchase consideration equals or exceeds $50 million) and (b) a minimum consolidated interest coverage ratio set at 3.00 to 1.00.

The senior secured credit facilities are secured by security interests and liens on substantially all of our assets and the assets of our domestic subsidiaries. The senior secured credit facilities are guaranteed by our material domestic subsidiaries. Borrowings under our senior secured credit facilities currently bear interest at a rate of LIBOR plus 1.75% per annum or, in the case of the $250 million term loan A-2 facility, LIBOR plus 2.00% per annum. As of December 31, 2012, we were in compliance with all debt covenants.

Receivables-Backed Facility

In 2004, we began participating in Dean Foods’ receivables-backed facility. We sold certain of our accounts receivable to a wholly-owned entity that is intended to be bankruptcy-remote. The entity transferred the receivables to third-party asset-backed commercial paper conduits sponsored by major financial institutions. The securitization was treated as borrowing for accounting purposes. We were the beneficiary and obligor for all borrowings and repayments under our portion of the Dean Foods facility. On September 28, 2011, Dean Foods amended the terms of the agreement to extend the liquidity termination date to September 25, 2013, to include the ability to issue letters of credit of up to $300 million under the facility, and to amend certain other terms.

During 2012, we borrowed $150.7 million and subsequently repaid $166.7 million under the facility. In connection with our initial public offering, effective September 1, 2012, we are no longer a participant in the Dean Foods receivables securitization program. Receivables sold by us to the entity on or prior to August 31, 2012 will continue to be collected by Dean Foods; however, any receivables generated by us subsequent to September 1, 2012 will not be sold into the receivables securitization program.

Alpro Revolving Credit Facility

On July 2, 2009, our then newly-acquired Alpro operations entered into a two-year multi-currency revolving credit facility for borrowings in an amount not to exceed €20 million (or its currency equivalent). In December, 2009, we reduced the facility to an amount not to exceed €10 million (or its currency equivalent). On July 8, 2011, we renewed this facility for one year and further reduced the facility to an amount not to exceed €1 million (or its currency equivalent). The facility is unsecured and is guaranteed by various Alpro subsidiaries. Use of proceeds under the facility is for working capital and other general corporate purposes of Alpro. The subsidiary revolving credit facility is available for the issuance of up to €1 million (or its currency equivalent) of letters of credit. At December 31, 2012 and 2011, there were no outstanding borrowings under this facility. On July 10, 2012, we renewed this facility under substantially similar terms. No principal payments are due under the subsidiary revolving credit facility until maturity on July 10, 2013.